In-Licensing arrangement -Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 07, 2021	Dec. 31, 2021	Jul. 03, 2020
In-Licensing Arrangement [Line Item]
Exercise price (in US dollar per share)			$ 6.00
Upfront payment	$ 25,000
Fair value of the warrant	$ 15,000	$ 2,452
Fair value loss		$ 12,548
Epizyme, Inc
In-Licensing Arrangement [Line Item]
Warrant term	4 years
Number of shares called by warrants	5,653,000
Exercise price (in US dollar per share)	$ 11.50
Upfront payment	$ 25,000
Development and regulatory milestones
In-Licensing Arrangement [Line Item]
Success-based payments	110,000
Sales milestones
In-Licensing Arrangement [Line Item]
Success-based payments	$ 175,000